Supplemental Balance Sheet Information - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued research and development expenses	$ 4,043,237	$ 1,449,646	$ 856,144
Accrued compensation expenses	1,357,606	785,230
Accrued legal expenses	377,279	58,767
Accrued stock issuance expenses	400,000
Accrued accounting fees	83,187
Accrued expenses and other current liabilities	$ 6,261,309	$ 2,293,643	$ 856,144